INVESTMENTS IN SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of subsidiaries [abstract]
Schedule of information about significant subsidiaries
The Company held investments in material subsidiaries for the years ended December 31 as detailed in the table below. The equity interest presented represents the economic rights available to the Company.

			Equity interest held by the Group
Name of significant subsidiary	Country of incorporation	Nature of subsidiary	2019	2018

VEON Amsterdam B.V.	Netherlands	Holding	100.0%	100.0%
VEON Holdings B.V.	Netherlands	Holding	100.0%	100.0%
PJSC VimpelCom	Russia	Operating	100.0%	100.0%
JSC “Kyivstar”	Ukraine	Operating	100.0%	100.0%
LLP “KaR-Tel”	Kazakhstan	Operating	75.0%	75.0%
LLC “Unitel”	Uzbekistan	Operating	100.0%	100.0%
LLC “VEON Georgia”	Georgia	Operating	80.0%	80.0%
CJSC “VEON Armenia”	Armenia	Operating	100.0%	100.0%
LLC “Sky Mobile”	Kyrgyzstan	Operating	50.1%	50.1%
VEON Luxembourg Holdings S.à r.l.	Luxembourg	Holding	100.0%	100.0%
VEON Luxembourg Finance Holdings S.à r.l.	Luxembourg	Holding	100.0%	100.0%
VEON Luxembourg Finance S.A.	Luxembourg	Holding	100.0%	100.0%
Global Telecom Holding S.A.E	Egypt	Holding	99.5%	57.7%
Omnium Telecom Algérie S.p.A.*	Algeria	Holding	45.4%	26.3%
Optimum Telecom Algeria S.p.A.*	Algeria	Operating	45.4%	26.3%
Pakistan Mobile Communications Limited	Pakistan	Operating	85.0%	49.0%
Banglalink Digital Communications Limited	Bangladesh	Operating	100.0%	57.7%

* The Group has concluded that it controls Omnium Telecom Algérie S.p.A and Optimum Telecom Algeria S.p.A, see 'Significant accounting judgments' below for further details.

Schedule of information about materially partly-owned subsidiaries
Financial information of subsidiaries that have material non-controlling interests (“NCIs”) is provided below:

	Equity interest held by NCIs		Book values of material NCIs		Profit / (loss) attributable to material NCIs
Name of significant subsidiary	2019	2018	2019	2018	2019	2018

LLP “KaR-Tel” (“Kar-Tel”)	25.0%	25.0%	232	228	27	19
LLC “Sky Mobile” (“Sky Mobile”)	49.9%	49.9%	79	133	(44)	(32)
Global Telecom Holding S.A.E (“GTH”)	0.5%	42.3%	853	(1,190)	75	(204)
Omnium Telecom Algérie S.p.A. (“OTA”)	54.4%	73.7%	871	1,091	55	1

Schedule of summarized income statement of subsidiaries before inter-company eliminations
Summarized income statement

	Kar-Tel			Sky Mobile			GTH			OTA
	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017

Operating revenue	461	410	348	63	81	108	2,051	2,828	3,015	775	813	915
Operating expenses	(319)	(319)	(296)	(150)	(144)	(97)	(1,595)	(2,810)	(2,421)	(621)	(754)	(703)
Other (expenses) / income	(6)	6	(7)	(1)	—	(2)	947 *	(377)	(450)	(17)	(11)	(27)
Profit / (loss) before tax	136	97	45	(88)	(63)	9	1,403	(359)	144	137	48	185
Income tax expense	(29)	(20)	(13)	—	(1)	(4)	(136)	(124)	(375)	(36)	(47)	(49)
Profit / (loss) for the year	107	77	32	(88)	(64)	5	1,267	(483)	(231)	101	1	136

Total comprehensive income / (loss)	107	77	32	(88)	(64)	5	1,267	(483)	(231)	101	1	136
Attributed to NCIs	27	19	8	(44)	(32)	3	75	(204)	(56)	55	1	100

Dividends paid to NCIs	—	—	—	—	—	—	95	80	116	69	76	82

* Included within Other (expenses) / income for GTH is a gain of US$1,262 relating to the intragroup transfer of Jazz, Banglalink and Med Cable, refer to Note 10 for further details.

Schedule of summarized financial position of subsidiaries before inter-company eliminations
Summarized statement of financial position

	Kar-Tel		Sky Mobile		GTH *		OTA
	2019	2018	2019	2018	2019	2018	2019	2018
Property and equipment	271	192	50	76	608	1,652	600	498
Intangible assets	86	69	5	10	160	1,042	158	214
Other non-current assets	185	177	3	55	2,797	1,766	1,187	1,178
Trade and other receivables	18	13	4	3	146	263	34	48
Cash and cash equivalents	39	29	21	43	165	420	67	53
Other current assets	12	15	18	12	97	317	42	88
Debt and derivatives	(63)	—	(7)	—	(1,375)	(2,938)	(134)	(63)
Provisions	(6)	(4)	(1)	(2)	(70)	(312)	(22)	(25)
Other liabilities	(119)	(85)	(24)	(19)	(585)	(1,690)	(334)	(355)

Total equity	423	406	69	178	1,943	520	1,598	1,636

Attributed to:
Equity holders of the parent	191	178	(10)	45	1,090	1,710	727	545
Non-controlling interests	232	228	79	133	853	(1,190)	871	1,091

* The total equity of GTH attributed to non-controlling interests includes the total equity which is attributed to non-controlling interests of OTA, GTH’s subsidiary.

Schedule of summarized cash flow statement of subsidiaries before inter-company eliminations
Summarized statement of cash flows

	Kar-Tel			Sky Mobile			GTH			OTA
	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017

Net operating cash flows	199	148	105	17	29	23	691	900	877	305	245	345
Net investing cash flows	(84)	(42)	(73)	(15)	(18)	(24)	(529)	(695)	(924)	(84)	(118)	(172)
Net financing cash flows	(104)	(90)	(48)	(24)	—	—	(395)	(110)	(157)	(205)	(193)	(350)
Net foreign exchange difference	—	(3)	—	—	—	—	(23)	(60)	(18)	(1)	(5)	(7)
Net increase / (decrease) in cash equivalents	11	13	(16)	(22)	11	(1)	(256)	35	(222)	15	(71)	(184)